Business Acquisition, Integration and Reorganization Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of contingent liabilities in business combination [line items]
Acquisition costs	$ 1,308	$ 263
Integration costs	1,563	2,096
Reorganization costs	1,256	4,377
Employee compensation on business acquisition	206	475
Contingent consideration adjustment	(5,567)	(3,827)
Business acquisition, integration and reorganization costs	(1,234)	3,384
Recoveries from changes in estimate, cash
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration adjustment	(4,312)	(2,962)
Recoveries from changes in estimate, settled in shares
Disclosure of contingent liabilities in business combination [line items]
Contingent consideration adjustment	$ (1,255)	$ (865)